EARNINGS / (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS / (LOSS) PER SHARE [Abstract]
EARNINGS / (LOSS) PER SHARE
21.	EARNINGS / (LOSS) PER SHARE

The calculation of basic earnings / (loss) per share is based on the profit or loss attributable to ordinary equity shareholders of the Group and the weighted average number of ordinary shares outstanding for the years ended December 31, 2023, 2022 and 2021.

Diluted earnings / (loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective periods.

As the Group incurred losses for the years ended December 31, 2023 and 2022, the potential ordinary shares related to the outstanding share awards exercisable into approximately 11.7 million and 10.4 million ordinary shares and convertible debt into approximately 3.1 million and 4.1 million ordinary shares respectively, were not included in the calculation of dilutive loss per share, as their inclusion would be anti-dilutive. The number of ordinary shares are stated after giving retrospective effects to the reverse recapitalization.

The following reflects the income and share data used in the basic and diluted earnings / (loss) per ordinary share computations:

	Years ended December 31,
In thousands of USD, except for the per share data	2023	2022	2021
Profit / (loss) attributable to ordinary equity shareholders of the Group	(56,656)	(60,366)	82,643
Weighted average number of ordinary shares outstanding (thousand shares)(1)	110,494	108,681	108,681
Basic earnings / (loss) per share (In USD)	(0.51)	(0.56)	0.76

Profit / (loss) attributable to ordinary equity shareholders of the Group	(56,656)	(60,366)	82,643
Increase in profit attributable to ordinary equity shareholders of the Group resulted from conversion of convertible debt	-	-	1,223
Profit / (loss) attributable to ordinary equity shareholders of the Group for diluted EPS	(56,656)	(60,366)	83,866

Weighted average number of ordinary shares outstanding (thousand shares)	110,494	108,681	108,681
Adjusted for:
- Assumed conversion of convertible debt	-	-	1,808
- Assumed exercise of share awards	-	-	754
Weighted average number of shares outstanding for diluted EPS (thousand shares)	110,494	108,681	111,243

Diluted earnings / (loss) per share (In USD)	(0.51)	(0.56)	0.75

(1)
The weighted average number of ordinary shares outstanding for the years ended December 31, 2022 and 2021 was retrospectively adjusted to reflect the reverse recapitalization effectuated in April 2023. See Note 1

(2)
Each Class A ordinary share carries 1 vote and each Class V ordinary share carries 10 votes. All classes of shares are entitled to dividend and rank pari passu except for voting rights. They are included in the ordinary shares and the shareholders of the shares are referred to as the ordinary equity shareholders in the context of notes and presentations of earnings per share.